FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
Non-current assets held for sale	$ 12	$ 2,132
Held For Sale
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
Non-current assets held for sale	12	2,132
Impairment of long-lived assets	114
Certain Businesses from Diversified Products and Bausch Lomb/International Segments | Held For Sale
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
Impairment of long-lived assets		75
Non-recurring basis
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
Non-current assets held for sale, nonrecurring	0	38
Quoted Prices in Active Markets for Identical Assets (Level 1) | Non-recurring basis
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
Non-current assets held for sale, nonrecurring	0	0
Significant Other Observable Inputs (Level 2) | Non-recurring basis
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
Non-current assets held for sale, nonrecurring	0	0
Fair value of long-term debt	25,385	26,297
Significant Unobservable Inputs (Level 3) | Non-recurring basis
Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis
Non-current assets held for sale, nonrecurring	$ 0	$ 38